RESTATEMENT - Schedule of Restatement (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	24 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Previously Stated	Dec. 31, 2013 Previously Stated	Dec. 31, 2012 Previously Stated
Revenue share payable	$ 797,725		$ 1,193,661	$ 90,577			$ 0
REVENUE SHARE EXPENSE	498,810	159,815	1,767,425	115,360	40,203	24,783
INCOME (LOSS) FROM OPERATING	(653,421)	(224,494)	215,601	(454,922)	(104,882)	(364,345)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(653,315)	(224,438)	215,847	(454,553)	(104,826)	(363,976)
NET INCOME (LOSS)	(653,315)	(224,438)	215,847	(454,553)	(104,826)	(363,976)
Net income (loss) for the period	(653,315)	(224,438)	215,847	(454,553)	(104,826)	(363,976)
Revenue share payable	$ (395,935)	$ 119,612	$ 1,103,084	$ 90,577	$ 0	$ 0